SHORT-TERM CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SHORT-TERM CONVERTIBLE NOTES PAYABLE
SHORT-TERM CONVERTIBLE NOTES PAYABLE
10	SHORT-TERM CONVERTIBLE NOTES PAYABLE

Convertible Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

	InterestRate	Maturity	June 30,2014	December31,2013

Dart Union	6%	On demand	$-	$20,000
Dart Union	6%	On demand	-	25,000
Dart Union	6%	On demand	-	20,000
Accrued Interest			-	4,221
Total Dart Union			-	69,221

JMJ Financial	12%	July 1, 2014	-	97,440
JMJ Financial	12%	September 25, 2014	-	64,960
JMJ Financial	12%	December 8, 2014	-	64,960
Unamortized debt discount, fees and interest expense			-	(36,306)
Total JMJ Financial			-	191,054

Asher Enterprises	8%	May 1, 2014	-	53,000
Asher Enterprises	8%	June 6, 2014	-	42,500
Asher Enterprises	8%	July 7, 2014	-	32,500
Accrued Interest			-	3,545
Total Asher Enterprises			-	131,545

Gel Properties	6%	August 1, 2014	-	52,500
Gel Properties	6%	June 1, 2014	-	-
Gel Properties	6%	August 1, 2014	-	-
Accrued Interest			-	1,320
Total Gel Properties			-	53,820

Vista Capital Investments	12%	September 4, 2014	-	30,800
Vista Capital Investments	12%	December 18, 2014	-	30,800
Unamortized debt discount and interest expense			-	(9,544)
Total Vista Capital Investments			-	52,056

LG Capital Funding, LLC	12%	June 20, 2014	-	63,448
Unamortized debt discount and interest expense			-	(14,269)
Total LG Capital Funding, LLC			-	49,179

Tonaquint, Inc.	10%	October 11, 2014	48,150	155,650
Unamortized debt discount and interest expense			(3,732)	(33,638)
Total Tonaquint, Inc.			44,418	122,012

Total Short-Term Notes Payable			$44,418	$668,887

Dart Union

The convertible notes payable to Dart Union consisted of three convertible notes in the aggregate principal amount of $65,000. These notes were unsecured, bore interest at the rate of six percent (6%) per annum and were repayable on demand. The notes were convertible at a conversion price equal to the higher of $0.05 per share or a 50% discount to the 3-day average closing price of the Company’s Common Stock for the three (3) business days immediately preceding the date of a conversion request from the holder.

Effective April 1, 2014, the three convertible notes in the aggregate principal amount of $65,000 together with interest thereon of $5,183 totaling $70,183 were converted into 1,403,660 common shares at a conversion price of $0.02 per share.

JMJ Financial

On July 1, 2013, the Company borrowed $75,000 from JMJ Financial (“JMJ”) pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $10,440, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $12,000 and were added to the face value of the note. The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matured on July 1, 2014.

On January 7, 2014, January 21, 2014, February 10, 2014 and February 27, 2014, the $75,000 borrowed on July 1, 2013, including interest, original issue discount and fees, amounting to $97,440, was converted into an aggregate of 1,045,179 common shares of the Company at an average issue price of $0.09 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

On September 26, 2013, the Company borrowed $50,000 from JMJ pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $6,960, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $8,000 and were added to the face value of the note. The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on September 25, 2014.

On March 26, 2014, the funds of $50,000 borrowed on September 26, 2013, including interest, original issue discount and fees, amounting to a total of $64,960, was converted into 721,778 common shares of the Company at an issue price of $0.09 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

On December 9, 2013, the Company borrowed $50,000 from JMJ pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $6,960, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $8,000 and were added to the face value of the note. The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on December 8, 2014.

On March 6, 2014, the funds of $50,000 borrowed on December 9, 2013, including interest, original issue discount and fees, amounting to a total of $64,960, was repaid for $58,000 before the once-off interest charge of $6,960 came into effect.

The Company has no further obligations under this note.

JMJ may make further advances under the promissory note up to $275,000 (net $250,000 after an original issue discount of 10% or $25,000). Each note matures one year from the date of advance. The promissory note also requires payment of a closing and due diligence fee equal to 6% of the amount of each advance.

Asher Enterprises

On July 29, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $53,000, in exchange for $50,000 cash, net of $3,000 in legal fees. The note was convertible into common stock of the Company and bore interest at the rate of 8% per annum, which interest was payable in cash or common stock, at the election of the holder, and matured on May 1, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon was 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder could only convert the note following the expiration of 180 days from the date of issuance, July 29, 2013. The holder was not entitled to exercise any conversion right that would result in the holder owning more than 9.99% of the Company’s common stock. This note could be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On February 7, 2014, the unsecured promissory note issued to Asher Enterprises on July 29, 2013 with a face value of $53,000, was repaid for $73,687, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On September 4, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $42,500, in exchange for $40,000 cash, net of $2,500 in legal fees. The note was convertible into common stock of the Company and bore interest at the rate of 8% per annum, which interest was payable in cash or common stock, at the election of the holder, and matured on June 6, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon was 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder could only convert the note following the expiration of 180 days from the date of issuance, September 4, 2013. The holder was not entitled to any conversion right that would result in the holder owning more than 9.99% of the Company’s common stock. This note could be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On February 21, 2014, the unsecured promissory note issued to Asher Enterprises on September 4, 2013 with a face value of $42,500 was repaid for $58,884, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On October 3, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $32,500, in exchange for $30,000 cash, net of $2,500 in legal fees. The note was convertible into common stock of the Company and bore interest at the rate of 8% per annum, which interest was payable in cash or common stock, at the election of the holder, and matured on July 7, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon was 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder could only convert the note following the expiration of 180 days from the date of issuance, October 3, 2013. The holder was not entitled to any conversion right that would result in the holder owning more than 9.99% of the Company’s common stock. This note may be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On March 28, 2014, the unsecured promissory note issued to Asher Enterprises on October 3, 2013 with a face value of $32,500 was repaid for $45,086, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

Gel Properties

On July 30, 2013, the Company issued a convertible note, face value $52,500, in exchange for $50,000 cash, net of $2,500 in legal fees. The note was convertible into common stock of the Company and bore interest at the rate of 6% per annum, which interest was payable in common stock, and matured on August 1, 2014. The conversion price, as well as the formula for determining the number of shares needed to pay the interest on the note, was 65% of the lowest closing price for any five trading days prior to conversion or payment of interest. The holder could only convert the note following the expiration of the requisite holding period under Rule 144 of the Securities Act of 1933. Payments of interest (in common stock pursuant to the formula outlined above) was to be made upon demand by the holder at any time in the holder’s discretion following the expiration of the requisite Rule 144 holding period. The note was redeemable by the Company at any time within 6 months from the date of issuance, July 30, 2013, at a 20% premium over the principal amount due within the first 30-days, which premium escalates by 3% every 30 days to a maximum of 35%.

On February 10, 2014, the unsecured promissory note issued to Gel Properties on July 30, 2013 with a face value of $52,500, was repaid for $72,538, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On July 30, 2013, the Company issued two convertible notes, each having a face value of $50,000 (the “Convertible Notes”) in exchange for two $50,000 “back end” notes (the “Back End Notes”). The Back End Notes were secured by a pledge account which had an aggregate appraised value of not less than $100,000. The Back End Notes were due and payable on June 1, 2014 and August 1, 2014 respectively. The Convertible Notes were convertible into common stock of the Company and each bore interest at the rate of 6% per annum, which interest was payable in common stock, and matured on August 1, 2015. The conversion price, as well as the formula for determining the number of shares needed to pay the interest on the note, was 65% of the lowest closing price for any five trading days prior to conversion or payment of interest. The holder could only convert the note following the expiration of the requisite holding period under Rule 144 of the Securities Act of 1933. Payments of interest (in common stock pursuant to the formula outlined above) was to be made upon demand by the holder at any time at the holder’s discretion following the expiration of the requisite Rule 144 holding period. The Convertible Notes were redeemable by the Company at any time at a premium over the principal amount due of 50%. The Company had the right to call and not allow funding of the Back End Notes by offsetting the Convertible Notes against the Back End Notes. In consideration of this call right the Company issued 12,500 shares of its common stock to the issuer of the Back End Notes. The shares were held in escrow to be released if the Company elects, prior to April 1, 2014, to call the Back End Notes.

On January 16, 2014, the two $50,000 “back end” notes were exercised for proceeds of $95,000, net of $5,000 in legal fees.

On March 11, 2014, one of the two $50,000 secured “back end” promissory note exercised on January 16, 2014, was repaid for $62,950, inclusive of interest and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On April 11, 2014, the second $50,000 secured “back end” promissory note was repaid for $65,708, inclusive of interest and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

Vista Capital Investments

On September 5, 2013, the Company borrowed $25,000 from Vista Capital Investments (“Vista”) pursuant to an unsecured convertible promissory note. The terms of the note provided for a once-off interest charge of 12% amounting to $3,300 added to the face value of the note. In addition, the note had an original issue discount of 10% of the amount advanced which amounted to $2,500 and was added to the face value of the note. The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.33 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matured on September 5, 2014. The holder was not entitled to exercise any conversion right that would result in the holder owning more than 4.99% of the Company’s common stock. The Note was redeemable by the Company within 90 days of the issuance date, after a 10 day notice period, in which notice period the holder could elect to exercise the conversion feature of the note, at a premium over the principal amount due of 50%, plus any interest earned thereon. As long as the note was outstanding, the holder, at its option, had the right to adopt any future, more favorable financing or conversion terms on any subsequent financings conducted by the Company or any of its subsidiaries.

On March 12, 2014, the funds of $25,000 borrowed on September 5, 2013, including interest, original issue discount and fees, amounting to a total of $30,800, was converted into 366,667 Common shares of the Company at an issue price of $0.084 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

On December 19, 2013, the Company borrowed $25,000 from Vista pursuant to an unsecured convertible promissory note. The terms of the note provided for a once-off interest charge of 12% amounting to $3,300 added to the face value of the note. In addition, the note had an original issue discount of 10% of the amount advanced which amounted to $2,500 and was added to the face value of the note. The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.33 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matured on December 18, 2014. The holder was not entitled to exercise any conversion right that would result in the holder owning more than 4.99% of the Company’s common stock. The Note was redeemable by the Company within 90 days of the issuance date, after a 10 day notice period, in which notice period the holder could elect to exercise the conversion feature of the note, at a premium over the principal amount due of 50%, plus any interest earned thereon. As long as the note was outstanding, the holder, at its option, had the right to adopt any future, more favorable financing or conversion terms on any subsequent financings conducted by the Company or any of its subsidiaries.

On March 17, 2014, the funds of $25,000 borrowed on December 19, 2013, including interest, original issue discount and fees, amounting to a total of $30,800, was converted into 354,023 Common shares of the Company at an issue price of $0.087 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

Vista may make further advances under the promissory note up to $250,000 (net $225,000 after an original issue discount of 10% or $25,000). Each note matures one year from the date of advance.

LG Capital Funding, LLC

On October 10, 2013, the Company received, a net $45,000 from LG Capital Funding, LLC (“LG”), after the payment of a $5,000 commission to a third party and legal fees amount to $1,500, pursuant to an unsecured convertible promissory note with a face value of $51,500. The terms of the note provided for an original issue discount of 10% amounting to $5,150 and no interest charge for 90 days, thereafter a once-off interest charge of 12% amounting to $6,798 was added to the face value of the note. . The note was convertible into common stock at any time, at the holder’s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matured on June 20, 2014. The holder was not entitled to exercise any conversion right that would result in the holder owning more than 4.99% of the Company’s common stock. The Convertible Note was redeemable by the Company within 90 days of the issuance date, after a 3 day notice period, in which notice period the holder could elect to exercise the conversion feature of the note, at a premium over the principal amount due of 22%, plus any interest earned thereon, subject to the holders approval. The conversion price of the note had anti-dilutive provisions which would reduce the cap on the conversion price for any subsequent share issuances in certain circumstances. The Company had certain covenants which restricted it from the following; i) payment of dividends or other distributions, in cash or otherwise; ii) restrictions on stock repurchases; iii) the incurrence of debt other than in the ordinary course of business or to repay the note or borrowings not exceeding $1,000,000; iv) the sale of a significant portion of the assets outside of the ordinary course of business; and v) lend money unless committed to prior to this note, made in the ordinary course of business or in excess of $100,000, without the note holders consent.

On March 31, 2014, the unsecured promissory note issued to LG with a face value of $51,500 was repaid for $95,172, inclusive of interest, original issue discounts and early settlement penalty accrued thereon. The Company has no further obligations under this note.

Tonaquint, Inc.

On October 11, 2013, the Company received, a net $112,500 from Tonaquint, Inc. (“Tonaquint”), after the payment of a $12,500 commission to a third party, pursuant to a convertible promissory note, with a one-year maturity and a face value of $141,500, inclusive of an original issue discount and fees amounting to $16,500. There was no interest charge for the first 90 days and thereafter a once-off interest charge of 10% amounting to $14,150 was added to the face value of the note. The note was convertible into common stock six months after the issue date, at the holder’s option, in whole or in part, at a conversion price equal to 60% of the lowest trade price in the 25 trading days prior to conversion. The holder was not entitled to exercise any conversion right that would result in the holder owning more than 9.99% of the Company’s common stock. The Convertible Note was redeemable by the Company within 90 days of the issuance date at no penalty.

On April 11, 2014, May 1, 2014, May 20, 2014, June 4, 2014 and June 20, 2014, Tonaquint converted $107,500 of the note outstanding of $155,650 borrowed on October 11, 2013, including interest, original issue discount and fees into 885,683 Common shares of the Company at an average issue price of $0.12 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

Subsequent to June 30, 2014, on July 7, 2014 and July 28, 2014, Tonaquint converted the remaining $48,150 of the original note outstanding of $155,650 borrowed on October 11, 2013, including interest, original issue discount and fees into 397,893 Common shares of the Company at an average issue price of $0.1210 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

SHORT-TERM CONVERTIBLE NOTES PAYABLE.
8	SHORT-TERM CONVERTIBLE NOTES PAYABLE

Convertible Notes payable consisted of the following as of December 31, 2013:

Description	Interest Rate	Maturity	December 31, 2013

Dart Union	6%	On demand	$20,000
Dart Union	6%	On demand	25,000
Dart Union	6%	January 7, 2014	20,000
Accrued Interest			4,221
Total Dart Union			69,221

JMJ Financial	12%	July 1, 2014	97,440
JMJ Financial	12%	September 25, 2014	64,960
JMJ Financial	12%	December 8, 2014	64,960
Unamortized debt discount, fees and interest expense			(36,306)
Total JMJ Financial			191,054

Asher Enterprises	8%	May 1, 2014	53,000
Asher Enterprises	8%	June 6, 2014	42,500
Asher Enterprises	8%	July 7, 2014	32,500
Accrued Interest			3,545
Total Asher Enterprises			131,545

Gel Properties	6%	August 1, 2014	52,500
Accrued Interest			1,320
Total Gel Properties			53,820
	`
Vista Capital Investments	12%	September 4, 2014	30,800
Vista Capital Investments	12%	December 18, 2014	30,800
Unamortized debt discount and interest expense			(9,544)
Total Vista Capital Investments			52,056

LG Capital Funding, LLC	12%	June 20, 2014	63,448
Unamortized debt discount and interest expense			(14,269)
Total LG Capital Funding, LLC			49,179

Tonaquint, Inc.	10%	October 11, 2014	155,650
Unamortized debt discount and interest expense			(33,638)
Total Tonaquint, Inc.			122,012

Total Short-Term Notes Payable			$668,887

Dart Union

 The convertible notes payable to Dart Union consist of three convertible notes in the aggregate principal amount of $65,000. These notes are unsecured, bear interest at the rate of six percent (6%) per annum and mature as disclosed above. The notes are convertible at a conversion price equal to the higher of $0.05 per share or a 50% discount to the 3-day average closing price of the Company s Common Stock for the three (3) business days immediately preceding the date of a conversion request from the holder.

JMJ Financial

On July 1, 2013, the Company borrowed $75,000 from JMJ Financial ( JMJ ) pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $10,440, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $12,000 and were added to the face value of the note. The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on July 1, 2014.

On September 26, 2013, the Company borrowed $50,000 from JMJ Financial ( JMJ ) pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $6,960, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $8,000 and were added to the face value of the note. The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on September 25, 2014.

On December 9, 2013, the Company borrowed $50,000 from JMJ Financial ( JMJ ) pursuant to an unsecured convertible promissory note. The terms of the note provided for no interest charge for 90 days and thereafter a once-off interest charge of 12%, amounting to $6,960, was added to the face value of the note. In addition, the note has an original issue discount of 10% and a closing and due diligence fee of 6% of the amount advanced; together these amounted to $8,000 and were added to the face value of the note. The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on December 8, 2014.

JMJ may make further advances under the promissory note up to $275,000 (net $250,000 after an original issue discount of 10% or $25,000). Each note matures one year from the date of advance. The promissory note also requires payment of a closing and due diligence fee equal to 6% of the amount of each advance.

Subsequent to year end, on January 7, 2014, January 21, 2014, February 10, 2014 and February 27, 2014, the funds of $75,000 borrowed on July 1, 2013 under the unsecured promissory note for $275,000, including interest, original issue discount and fees, amounting to $97,440, was converted into 1,045,179 Common shares of the Company at an average issue price of $0.09 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

Subsequent to year end, on March 6, 2014, the funds of $50,000 borrowed on December 9, 2013 under the unsecured promissory note for $275,000, including interest, original issue discount and fees, amounting to a total of $64,960, was repaid for $58,000 before the once-off interest charge of $6,960 came into effect. The Company has no further obligations under this note.

Subsequent to year end, on March 26, 2014, the funds of $50,000 borrowed on September 26, 2013 under the unsecured promissory note for $275,000, including interest, original issue discount and fees, amounting to a total of $64,960, was converted into 721,778 Common shares of the Company at an issue price of $0.09 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

Asher Enterprises

 On July 29, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $53,000, in exchange for $50,000 cash, net of $3,000 in legal fees. The note is convertible into common stock of the Company and bears interest at the rate of 8% per annum, which interest is payable in cash or common stock, at the election of the holder, and matures on May 1, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon is 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder may only convert the note following the expiration of 180 days from the date of issuance, July 29, 2013. The holder shall not exercise any conversion right that would result in the holder owning more than 9.99% of the Company s common stock. This note may be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On September 4, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $42,500, in exchange for $40,000 cash, net of $2,500 in legal fees. The note is convertible into common stock of the Company and bears interest at the rate of 8% per annum, which interest is payable in cash or common stock, at the election of the holder, and matures on June 6, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon is 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder may only convert the note following the expiration of 180 days from the date of issuance, September 4, 2013. The holder shall not exercise any conversion right that would result in the holder owning more than 9.99% of the Company s common stock. This note may be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On October 3, 2013, the Company issued an unsecured convertible note to Asher Enterprises with a face value of $32,500, in exchange for $30,000 cash, net of $2,500 in legal fees. The note is convertible into common stock of the Company and bears interest at the rate of 8% per annum, which interest is payable in cash or common stock, at the election of the holder, and matures on July 7, 2014. The conversion price, as well as the formula for determining the number of shares needed to repay the note and any interest thereon is 58% of the average of the lowest closing price for any three trading days during the last ten day trading period prior to conversion or payment of interest. The holder may only convert the note following the expiration of 180 days from the date of issuance, October 3, 2013. The holder shall not exercise any conversion right that would result in the holder owning more than 9.99% of the Company s common stock. This note may be prepaid by the Company from the date of issuance to 180 days after issuance date at a prepayment penalty ranging from 112% to 135% of the balance outstanding, including interest thereon, dependent upon the age of the note.

On February 7, 2014, the unsecured promissory note issued to Asher Enterprises on July 29, 2013 with a face value of $53,000, was repaid for $73,687, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On February 21, 2014, the unsecured promissory note issued to Asher Enterprises on September 4, 2013 with a face value of $42,500 was repaid for $58,884, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On March 28, 2014, the unsecured promissory note issued to Asher Enterprises on October 3, 2013 with a face value of $32,500 was repaid for $45,086, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

Gel Properties

On July 30, 2013, the Company issued a convertible note, face value $52,500, in exchange for $50,000 cash, net of $2,500 in legal fees. The note is convertible into common stock of the Company and bears interest at the rate of 6% per annum, which interest is payable in common stock, and matures on August 1, 2014. The conversion price, as well as the formula for determining the number of shares needed to pay the interest on the note, is 65% of the lowest closing price for any five trading days prior to conversion or payment of interest. The holder may only convert the note following the expiration of the requisite holding period under Rule 144 of the Securities Act of 1933. Payments of interest (in common stock pursuant to the formula outlined above) are made upon demand by the holder at any time in the holder s discretion following the expiration of the requisite Rule 144 holding period. The note is redeemable by the Company at any time within 6 months from the date of issuance (July 30, 2013) at a 20% premium over the principal amount due within the first 30-days, which premium escalates by 3% every 30 days to a maximum of 35%.

On July 30, 2013, the Company issued two convertible notes, each having a face value of $50,000 (the Convertible Notes ) in exchange for two $50,000 back end notes (the Back End Notes ). The Back End Notes are secured by a pledge account which has an aggregate appraised value of not less than $100,000. The Back End Notes are due and payable on June 1, 2014 and August 1, 2014 respectively. The Convertible Notes are convertible into common stock of the Company and each bear interest at the rate of 6% per annum, which interest is payable in common stock, and mature on August 1, 2015. The conversion price, as well as the formula for determining the number of shares needed to pay the interest on the note, is 65% of the lowest closing price for any five trading days prior to conversion or payment of interest. The holder may only convert the note following the expiration of the requisite holding period under Rule 144 of the Securities Act of 1933. Payments of interest (in common stock pursuant to the formula outlined above) are made upon demand by the holder at any time at the holder s discretion following the expiration of the requisite Rule 144 holding period. The Convertible Notes are redeemable by the Company at any time at a premium over the principal amount due of 50%. The Company has the right to call and not allow funding of the Back End Notes by offsetting the Convertible Notes against the Back End Notes. In consideration of this call right the Company issued 12,500 shares of its common stock to the issuer of the Back End Notes. The shares are held in escrow and will be released if the Company elects, prior to April 1, 2014, to call the Back End Notes.

On January 16, 2014, the two $50,000 back end notes were exercised for net proceeds of $95,000, net of $5,000 in legal fees.

On February 10, 2014, the unsecured promissory note issued to Gel Properties on July 30, 2013 with a face value of $52,500, was repaid for $72,538, inclusive of interest, fees and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

On March 11, 2014, one of the two $50,000 unsecured back end promissory note exercised on January 16, 2014, was repaid for $62,950, inclusive of interest and an early settlement penalty accrued thereon. The Company has no further obligations under this note.

Vista Capital Investments

On September 5, 2013, the Company borrowed $25,000 from Vista Capital Investments ( Vista ) pursuant to an unsecured convertible promissory note. The terms of the note provided for a once-off interest charge of 12% amounting to $3,300 added to the face value of the note. In addition, the note has an original issue discount of 10% of the amount advanced which amounted to $2,500 and was added to the face value of the note. The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.33 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on September 5, 2014. The holder shall not exercise any conversion right that would result in the holder owning more than 4.99% of the Company s common stock. The Note is redeemable by the Company within 90 days of the issuance date, after a 10 day notice period, in which notice period the holder may still elect to exercise the conversion feature of the note, at a premium over the principal amount due of 50%, plus any interest earned thereon. As long as the note is outstanding, the holder, at its option, has the right to adopt any future, more favorable financing or conversion terms on any subsequent financings conducted by the Company or any of its subsidiaries.

On December 19, 2013, the Company borrowed $25,000 from Vista Capital Investments ( Vista ) pursuant to an unsecured convertible promissory note. The terms of the note provided for a once-off interest charge of 12% amounting to $3,300 added to the face value of the note. In addition, the note has an original issue discount of 10% of the amount advanced which amounted to $2,500 and was added to the face value of the note. The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.33 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on December 18, 2014. The holder shall not exercise any conversion right that would result in the holder owning more than 4.99% of the Company s common stock. The Note is redeemable by the Company within 90 days of the issuance date, after a 10 day notice period, in which notice period the holder may still elect to exercise the conversion feature of the note, at a premium over the principal amount due of 50%, plus any interest earned thereon. As long as the note is outstanding, the holder, at its option, has the right to adopt any future, more favorable financing or conversion terms on any subsequent financings conducted by the Company or any of its subsidiaries.

Vista may make further advances under the promissory note up to $250,000 (net $225,000 after an original issue discount of 10% or $25,000). Each note matures one year from the date of advance.

Subsequent to year end, on March 12, 2014, the funds of $25,000 borrowed on September 5, 2013 under the unsecured promissory note for $250,000, including interest, original issue discount and fees, amounting to a total of $30,800, was converted into 366,667 Common shares of the Company at an issue price of $0.084 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

Subsequent to year end, on March 17, 2014, the funds of $25,000 borrowed on December 19, 2013 under the unsecured promissory note for $250,000, including interest, original issue discount and fees, amounting to a total of $30,800, was converted into 354,023 Common shares of the Company at an issue price of $0.087 per share (60% of the lowest trade price in the 25 trading days prior to conversion).

LG Capital Funding, LLC

On October 10, 2013, the Company received, a net $45,000 from LG Capital Funding, LLC ( LG ), after the payment of a $5,000 commission to a third party and legal fees amount to $1,500, pursuant to an unsecured convertible promissory note with a face value of $51,500. The terms of the note provided for an original issue discount of 10% amounting to $5,150 and no interest charge for 90 days, thereafter a once-off interest charge of 12% amounting to $6,798 will be added to the face value of the note. . The note is convertible into common stock at any time, at the holder s option, in whole or in part, at a conversion price equal to the lesser of $0.65 or 60% of the lowest trade price in the 25 trading days prior to conversion. The note matures on June 20, 2014. The holder shall not exercise any conversion right that would result in the holder owning more than 4.99% of the Company s common stock. The Convertible Note is redeemable by the Company within 90 days of the issuance date, after a 3 day notice period, in which notice period the holder may still elect to exercise the conversion feature of the note, at a premium over the principal amount due of 22%, plus any interest earned thereon, subject to the holders approval. The conversion price of the note has anti-dilutive provisions which will reduce the cap on the conversion price for any subsequent share issuances in certain circumstances. The Company has certain covenants which restrict it from the; i) payment of dividends or other distributions, in cash or otherwise; ii) restrictions on stock repurchases; iii) the incurrence of debt other than in the ordinary course of business or to repay the note or borrowings not exceeding $1,000,000; iv) the sale of a significant portion of the assets outside of the ordinary course of business and; v) lend money unless committed to prior to this note, made in the ordinary course of business or in excess of $100,000, without the note holders consent.

On March 31, 2014, the unsecured promissory note issued to LG Capital Funding, LLC, with a face value of $51,500 was repaid for $95,172, inclusive of interest, original issue discounts and early settlement penalty accrued thereon. The Company has no further obligations under this note.

Tonaquint, Inc.

On October 11, 2013, the Company received, a net $112,500 from Tonaquint, Inc. ( Tonaquint ), after the payment of a $12,500 commission to a third party, pursuant to a convertible promissory note, with a one-year maturity and a face value of $141,500, inclusive of an original issue discount and fees amounting to $16,500 and no interest charge for 90 days and thereafter a once-off interest charge of 10% amounting to $14,150 which will be added to the face value of the note. The note is convertible into common stock six months after the issue date, at the holder s option, in whole or in part, at a conversion price equal to 60% of the lowest trade price in the 25 trading days prior to conversion. The holder shall not exercise any conversion right that would result in the holder owning more than 9.99% of the Company s common stock. The Convertible Note is redeemable by the Company within 90 days of the issuance date at no penalty.